Related Party Transactions - Schedule of Line of Credit (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Line of Credit [Abstract]
Outstanding principal under the Line of Credit, Balance
Draw down from Line of Credit	850,000
Outstanding principal under the Line of Credit, Balance	850,000
Repayment of Line of Credit	(400,000)
Reclassification of Line of Credit to advance from related party	$ (450,000)